Cash dividend (Details Textual) $ / shares in Units, $ in Thousands							12 Months Ended
	Aug. 17, 2018 USD ($) $ / shares shares	Mar. 29, 2018 USD ($) $ / shares shares	Jun. 07, 2017 USD ($) $ / shares shares	Oct. 11, 2016 USD ($) $ / shares shares	Aug. 05, 2016 USD ($) $ / shares shares	Mar. 22, 2016 USD ($) $ / shares shares	Dec. 31, 2018 HKD ($) shares	Dec. 31, 2017 HKD ($) shares	Dec. 31, 2016 HKD ($)
Common Stock, Shares, Outstanding | shares							12,938,128	12,938,128
Payments of Ordinary Dividends, Common Stock | $							$ 403,669	$ 151,376	$ 837,614
Dividend Declared [Member]
Dividends Payable, Amount Per Share | $ / shares	$ 2.50	$ 1.50	$ 1.50	$ 8.0	$ 0.10	$ 0.20
Common Stock, Shares, Outstanding | shares	12,938,128	12,938,128	12,938,128	12,938,128	12,938,128	12,938,128
Payments of Ordinary Dividends, Common Stock | $	$ 32,345,320	$ 19,407,192	$ 19,407,192	$ 103,505,024	$ 1,293,821.80	$ 2,587,625.60